EMPLOYEES' RETIREMENT PLANS (Details Textual) (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Pension Contributions	$ 29,628	$ 27,039	$ 23,142
Defined Benefit Plan, Contributions By Employer	$ 334,152	$ 340,751	$ 330,789